Derivatives, Net Gains (Losses) related to Cash Flow Hedges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Gains Losses Recognized Related to Derivatives in Cash Flow Hedging Relationships [Abstract]
Gains (pre tax) recognized in OCI on derivatives	$ 52	$ 190	$ 750
Gains (pre tax) reclassified from cumulative OCI into net income	388	571
Losses (pre tax) recognized in noninterest income on derivatives	$ (1)	$ (5)